Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD VARIABLE INSURANCE FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 26, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2019